Current Liabilities and Debt Obligations, Subordinated Debt (Q2) (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Apr. 18, 2017
Subordinated Debt [Abstract]
Debt instrument, fixed interest rate								12.00%
Interest expense, related party									$ 292,000
Gain on extinguishment of subordinated debt							$ 0	$ 0	1,031,000
Porter [Member]
Subordinated Debt [Abstract]
Related party ownership percentage	35.00%			35.00%			35.00%
Proceeds from related party, debt	$ 2,500,000			$ 2,500,000
Debt instrument, fixed interest rate	12.00%			12.00%			6.00%				6.00%
Debt instrument, first interest payment due date					Aug. 20, 2015					Aug. 20, 2015
Debt instrument, last principal and interest payment date	Jul. 01, 2017				Jul. 25, 2022		Jul. 25, 2022			Jul. 01, 2017
Interest expense, related party		$ 88,000	$ 82,000		$ 175,000	$ 162,000	$ 330,000	$ 308,000	$ 292,000
Accrued interest payable		$ 1,200,000			$ 1,200,000		1,100,000
Gain on extinguishment of subordinated debt							$ 1,000,000